                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21651

                                   ----------

                              THE DRAKE FUNDS TRUST
               (Exact name of registrant as specified in charter)

                          660 MADISON AVENUE 16TH FLOOR
                            NEW YORK, NEW YORK 10021
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  With copies to:

           STEVEN J. LUTTRELL                      W. CHRISTOPHER APPLER, ESQ.
     660 MADISON AVENUE 16TH FLOOR                    DRAKE MANAGEMENT, LLC.
        NEW YORK, NEW YORK 10021                  660 MADISON AVENUE, 16TH FLOOR
                                                        NEW YORK, NY 10021

                                                     PETER J. SHEA, ESQ.
                                                  KATTEN MUCHIN ROSENMAN LLP
                                                    THREE WACHOVIA CENTER
                                              401 SOUTH TYRON STREET, SUITE 2600
                                                     CHARLOTTE, NC 28202

       Registrant's telephone number, including area code: (212) 756-1200

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                         DRAKE TOTAL RETURN FUND

                                                         SCHEDULE OF INVESTMENTS
                                                           7/31/2006 (UNAUDITED)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT      VALUE (A)
                                                          ---------   ----------
ASSET-BACKED SECURITIES - 68.38%
AUTOMOBILES - 1.62%
   Carmax Auto Owner Trust, Series 2004-1, Class D,
      3.52%, 11/15/2010                                   $131,685    $  128,743
   CPS Auto Trust, Series 2005-A, Class A2, 4.78%,
      10/15/2011 (144A)                                    249,799       247,380
   Union Acceptance Corp., Series 2002-A, Class A4,
      5.09%, 7/8/2008                                        9,608         9,603
                                                                      ----------
                                                                         385,726
                                                                      ----------
CREDIT CARDS - 26.92%
   American Express Credit Account Master Trust:
      Series 2001-5, Class B, 5.819%, 11/15/2010+          600,000       603,656
      Series 2004-1, Class B, 5.619%, 9/15/2011+           400,000       401,625
   Bank One Issuance Trust:
      Series 2003-C1, Class C1, 4.54%, 9/15/2010           182,000       179,327
      Series 2003-C2, Class C2, 6.509%, 12/15/2010+        350,000       355,250
      Series 2003-C4, Class C4, 6.399%, 2/15/2011+         194,000       196,789
   Chase Credit Card Master Trust:
      Series 2004-1, Class C, 5.839%, 5/15/2009+           500,000       500,625
      Series 2003-6, Class C, 6.169%, 2/15/2011+           150,000       151,852
   Citibank Credit Card Issuance Trust:
      Series 2002-C3, Class C3, 6.469%, 12/15/2009+        240,000       242,887
      Series 2003-C3, Class C3, 4.45%, 4/7/2010            600,000       588,837
   Discover Card Master Trust I, Series 2001-1,
      Class B, 5.919%, 7/15/2010+                          526,000       529,698
   GE Capital Credit Card Master Note Trust:
      Series 2004-1, Class B, 5.669%, 6/15/2010+           300,000       300,563
      Series 2004-1, Class C, 5.919%, 6/15/2010+           600,000       601,688
   Household Affinity Credit Card Master Note Trust I:
      Series 2003-3, Class C, 6.349%, 8/15/2008+           100,000       100,031
      Series 2003-1, Class C, 6.819%, 2/15/2010+           650,000       661,883
   MBNA Credit Card Master Note Trust:
      Series 2003-C3, Class C3, 6.719%, 10/15/2010+        600,000       611,531
      Series 2003-C1, Class C1, 7.069%, 6/15/2012+         375,000       393,990
                                                                      ----------
                                                                       6,420,232
                                                                      ----------
FINANCE - 0.21%
   Green Tree Financial Corp., Series 1994-1,
      Class A5, 7.65%, 4/15/2019                            49,092        50,667
                                                                      ----------
HOME EQUITY - 35.88%
   ABFS Mortgage Loan Trust, Series 2000-2, Class A2,
      6.029%, 9/15/2031+                                   113,347       113,348
   Advanta Mortgage Loan Trust, Series 1999-3,
      Class A7, 5.785%, 8/25/2029+                         265,295       265,502
   Amresco Residential Securities Mtg Loan Trust,
      Series 1997-1, Class A8, 7.24%, 3/25/2027            142,890       142,336
   BankBoston Home Equity Loan Trust, Series 1998-2,
      Class A7, 6.14%, 6/25/2013                           483,673       482,879
   Bear Stearns Asset Backed Securities, Inc.,
      Series 2000-1, Class AF, 7.52%, 3/25/2030            287,111       286,663
   Cityscape Home Equity Loan Trust, Series 1996-3,
      Class A8, 7.65%, 9/25/2025                           216,922       216,081
   Conseco Finance:
      Series 2001-C, Class A4, 6.19%, 3/15/2030            234,370       234,592

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2006 (UNAUDITED)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT      VALUE (A)
                                                          ---------   ----------
HOME EQUITY - CONTINUED
      Series 2002-A, Class A5, 7.05%, 4/15/2032           $256,108    $  260,194
   Contimortgage Home Equity Loan Trust, Series 1997-5,
      Class A8, 5.669%, 3/15/2024+                         305,503       305,551
   Credit Suisse First Boston Mortgage,
      Series 2001-HE8, Class A1, 6.49%, 2/25/2031          515,510       514,463
   Delta Funding Home Equity Loan Trust:
      Series 1995-2, Class A5, 7.10%, 1/25/2027            167,442       166,998
      Series 1997-2, Class A6, 7.04%, 6/25/2027             73,650        73,477
      Series 1997-1, Class A6, 7.21%, 4/25/2029             59,102        58,973
   Equivantage Home Equity Loan Trust, Series 1997-2,
      Class A4, 7.50%, 7/25/2028                            21,010        20,929
   FHLMC Structured Pass Through Securities,
      Series T-13, Class A7, 6.085%, 9/25/2029             207,348       206,992
   GE Capital Mortgage Services, Series 1998-HE2,
      Class A7, 6.215%, 9/25/2028                           61,162        60,912
   Greenpoint Home Equity Loan Trust, Series 2003-1,
      Class A, 5.639%, 4/15/2029+                          119,227       119,290
   Home Equity Asset Trust, Series 2006-3, Class 2A1,
      5.455%, 7/25/2036+                                   303,823       303,870
   IMC Home Equity Loan Trust, Series 1995-3, Class A5,
      7.50%, 4/25/2026                                     189,339       188,706
   JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1,
      4.959%, 11/25/2035+                                  249,000       246,263
   Mellon Residential Fdg Corp., 2001 HEIL, Class A4,
      7.115%, 2/25/2021+                                   231,468       230,962
   Morgan Stanley Dean Witter Capital I,
      Series 2002-NC3, Class A2, 5.665%, 8/25/2032+        133,758       133,841
   New South Motor Vehicle Trust, Series 2002-A,
      Class A3, 3.03%, 11/15/2010                          170,732       168,506
   Option One Mortgage Loan Trust:
      Series 2002-2, Class A, 5.925%, 6/25/2032+           565,740       565,923
      Series 2002-3, Class A1, 5.885%, 8/25/2032+           79,593        79,618
      Series 2003-1, Class A2, 5.805%, 2/25/2033+           39,464        39,569
   Paine Webber Mortgage Acceptance Corp.,
      Series 2000-HE1, Class A5, 8.32%, 2/25/2030          306,474       306,953
   Popular ABS Mortgage Pass-Through Trust,
      Series 2004-4, Class AF1, 5.635%, 9/25/2034+         172,386       172,521
   Provident Bank Home Equity Loan Trust:
      Series 2000-1, Class A2, 5.645%, 3/25/2030+          269,188       269,356
      Series 1999-2, Class A3, 5.905%, 7/25/2030+          360,770       360,769
   Renaissance Home Equity Loan Trust, Series 2005-2,
      Class AF1, 5.495%, 8/25/2035+                         64,823        64,833
   Residential Asset Securities Corp.:
      Series 2000-KS5, Class AII, 5.865%, 12/25/2031+      270,464       270,506
      Series 2001-KS1, Class AI6, 6.349%, 3/25/2032        858,594       857,252
   Residential Funding Mortgage Securities II, Inc.:
      Series 1999-HI8, Class AI7, 7.97%, 11/25/2029         46,089        45,930
      Series 2001-HS2, Class A5, 6.92%, 4/25/2031          526,351       525,282
   Salomon Brothers Mortgage Securities VII,
      Series 1998-NC3, Class A5, 6.93%, 8/25/2028          178,375       178,653

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2006 (UNAUDITED)

                                                         PRINCIPAL     MARKET
                                                           AMOUNT     VALUE (A)
                                                       -----------   -----------
HOME EQUITY - CONTINUED
   Saxon Asset Securities Trust, Series 2002-2,
      Class AV, 5.645%, 8/25/2032+                       $  20,232   $    20,203
                                                                     -----------
                                                                       8,558,696
                                                                     -----------
RESIDENTIAL MORTGAGES - 3.75%
   Countrywide Asset-Backed Certificates:
      Series 2001-BC3, Class A, 5.865%,
         12/25/2031+                                       208,670       208,702
      Series 2004-BC1, Class A1, 5.615%,
         4/25/2034+                                        180,096       180,265
   First Franklin Mortgage Loan Trust:
      Series 2004-FF10, Class A2, 5.785%,
         12/25/2032+                                        63,163        63,419
      Series 2005-FF1, Class A2A, 5.505%,
         12/25/2034+                                         3,206         3,207
   Residential Asset Mortgage Products, Inc.,
      Series 2000-RS4, Class AI4, 7.72%,
         12/25/2032                                        440,859       440,033
                                                                     -----------
                                                                         895,626
                                                                     -----------
      TOTAL ASSET-BACKED SECURITIES -
         (COST $16,367,890)                                           16,310,947
                                                                     -----------
CORPORATE BONDS & NOTES - 16.43%
AUTOMOTIVE - 2.07%
   Ford Motor Credit Co., 6.50%, 1/25/2007                 250,000       248,358
   General Motors Acceptance Corp., 6.125%,
      1/22/2008                                            250,000       245,830
                                                                     -----------
                                                                         494,188
                                                                     -----------
CABLE TV - 1.71%
   CSC Holdings, Inc., 7.875%, 12/15/2007                  400,000       407,500
                                                                     -----------
CHEMICALS - 0.88%
   Airgas, Inc., 9.125%, 10/1/2011                         200,000       209,500
                                                                     -----------
DISTRIBUTION/WHOLESALE - 1.10%
   Aviall, Inc., SR NT, 7.625%, 7/1/2011                   250,000       261,875
                                                                     -----------
ENTERTAINMENT/LEISURE - 2.22%
   MGM Mirage, Inc., 9.75%, 6/1/2007                       250,000       257,813
   Universal City Development Partners, Ltd.,
      11.75%, 4/1/2010                                     250,000       271,875
                                                                     -----------
                                                                         529,688
                                                                     -----------
FINANCE - 1.10%
   Ucar Finance, Inc., GTD SR NT, 10.25%,
      2/15/2012                                            250,000       262,188
                                                                     -----------
MACHINERY - 1.11%
   Case New Holland, Inc., 9.25%, 8/1/2011                 250,000       264,688
                                                                     -----------
OIL & GAS - 0.89%
   Premcor Refining Group, Inc., 9.25%,
      2/1/2010                                             200,000       212,607
                                                                     -----------
RADIO - 2.16%
   Radio One, Inc., Series B, 8.875%, 7/1/2011             500,000       515,000
                                                                     -----------

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2006 (UNAUDITED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT      VALUE (A)
                                                       -----------   -----------
REAL ESTATE INVESTMENT TRUST - 2.13%
   Host Marriott LP, Series I, 9.50%, 1/15/2007        $   500,000   $   509,375
                                                                     -----------
TELECOMMUNICATIONS - 1.06%
   Nextel Communications, Inc., 6.875%,
      10/31/2013                                           250,000       253,036
                                                                     -----------
      TOTAL CORPORATE BONDS & NOTES - (COST
         $3,955,575)                                                   3,919,645
                                                                     -----------
MORTGAGE-BACKED SECURITIES - 39.18%
   Chase Mortgage Finance Corp., 5.471%, Series
      2005-A2, Class 3A3, 1/25/2036                        336,770       335,084
   FNMA, 5.50%, August 2006 30 Year TBA @                4,450,000     4,321,366
   FNMA, 6.00%, August 2006 15 Year TBA @                1,650,000     1,639,301
   FNMA PAC, 6.50%, Series 1994-51, Class PJ,
      9/25/2023                                            264,180       265,411
   Freddie Mac Gold Pool, 5.50%, August 2006
      15 Year TBA @                                      2,000,000     1,977,344
   Structured Asset Securities Corp., 5.905%,
      Series 1998-8, Class A3, 8/28/2028+                  401,596       401,684
   Structured Asset Securities Corp., 4.00%,
      Series 2003-21, Class 2A1, 8/25/2033                 414,989       405,596
                                                                     -----------
      TOTAL MORTGAGE-BACKED SECURITIES -
         (COST $9,231,135)                                             9,345,786
                                                                     -----------
FOREIGN BONDS & NOTES++ - 6.26%
ARGENTINA - 0.58%
      GOVERNMENT - 0.58%
   Argentina Bocon, 2.00%, 1/3/2010+                       217,148       137,317
ICELAND - 3.51%
      SOVEREIGN AGENCY - 3.51%
   Housing Finance Fund, Series 2, 3.75%,
      4/15/2034                                         64,442,946       836,873
NETHERLANDS - 2.17%
      MEDIA - 2.17%
   New Skies Satellites NV, SR NT, 10.414%,
      11/1/2011+ (b)                                       500,000       518,750
                                                                     -----------
      TOTAL FOREIGN BONDS & NOTES -
         (COST $1,636,659)                                             1,493,277
                                                                     -----------
SHORT-TERM INVESTMENTS - 3.81%
   State Street Euro Dollar Time Deposit, 4.60%,
      08/01/2006                                           909,000       909,000
                                                                     -----------
TOTAL INVESTMENTS - 134.06% - (COST $32,100,259)
   (C)**                                                              31,978,318
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -
   (34.06)%                                                           (8,124,983)
                                                                     -----------
NET ASSETS - 100.00%                                                 $23,853,335
                                                                     ===========

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2006 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF JULY 31, 2006:

                                                                   UNREALIZED
                                                                  APPRECIATION
                   DESCRIPTION                       NOTIONAL    (DEPRECIATION)
                   -----------                      ----------   --------------
Receive fixed rate equal to 4.55% and pay
   floating rate based on 3-month LIBOR.
   Broker: Morgan Stanley Exp. 9/7/2014.             1,000,000      $(55,467)
Receive fixed rate equal to 4.975% and pay
   floating rate based on a 3-month LIBOR.
   Broker: Morgan Stanley Exp. 9/7/2019.             1,000,000       (52,561)
Receive fixed rate equal to 8.11% and pay
   floating rate based on 28 day
   MXN-TIIE-BANXICO. Broker: Lehman Brothers
   Exp. 8/24/2007.                                  52,800,000        15,647
                                                    ----------      --------
                                                    54,800,000      $(92,381)
                                                    ==========      ========

OPEN LONG FUTURES AS OF JULY 31, 2006:

NUMBER OF                                                NOTIONAL    UNREALIZED
CONTRACTS                   DESCRIPTION                   (000'S)   APPRECIATION
---------                   -----------                  --------   ------------
     9      U S Treasury Note 2-Year Futures,
               September 06                                 $18        $ 2,090
    15      U S Treasury Note 5-Year Futures,
               September 06                                  15          4,174
    40      U S Treasury Note 10-Year Futures,
               September 06                                  40         34,524
    15      U S Treasury Bond Futures, September 06          15         23,757
                                                            ---        -------
                                                            $88        $64,545
                                                            ===        =======

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JULY 31, 2006:

FOREIGN CURRENCY     FOREIGN     CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
   PURCHASED          AMOUNT           USD             USD           DATE      APPRECIATION
----------------   -----------   --------------   -------------   ----------   ------------
       BRL           2,225,004     $  989,770       $1,022,667      Aug-2006      $32,897
       BRL           2,225,004     $1,002,390       $1,013,431     Sept-2006      $11,041
       JPY         111,500,000     $  960,040       $  978,840      Aug-2006      $18,800
       SEK           7,470,000     $1,022,559       $1,037,518      Aug-2006      $14,959
                                   ----------       ----------                    -------
                                   $3,974,759       $4,052,456                    $77,697
                                   ==========       ==========                    =======

FOREIGN CURRENCY     FOREIGN     CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
      SOLD            AMOUNT           USD             USD           DATE      DEPRECIATION
----------------   -----------   --------------   -------------   ----------   ------------
       BRL           2,225,004     $1,010,447       $1,022,667     Aug-2006      ($12,220)
       ISK          59,747,000     $  803,483       $  815,761     Aug-2006      ($12,278)
                                   ----------       ----------                   --------
                                   $1,813,930       $1,838,428                   ($24,498)
                                   ==========       ==========                   ========

FOOTNOTES AND ABBREVIATIONS:

                                                         DRAKE TOTAL RETURN FUND

                                                           7/31/2006 (UNAUDITED)

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Total Return Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of July 31, 2006, the Fund held no fair valued securities.

(b)  Denominated in U.S. Dollar.

(c) At July 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $32,100,259. Net unrealized depreciation of investments was approximately $121,604, of which $145,263 is related to appreciated securities and $266,867 is related to depreciated securities.

144A Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. Unless otherwise indicated, these securities are not considered to be illiquid.

+ Variable rate security. Interest rate shown reflects the rate in effect at 7/31/2006.

@    Security is subject to delayed delivery.

++ Unless otherwise indicated, all securities are denominated in currency of issuer's country of origin.

** All or a portion of this portfolio is segregated for securities sold short, futures, swaps and TBAs.

FHLMC Federal Home Loan Mortgage Corporation

FNMA Federal National Mortgage Association

LIBOR London Inter Bank Offering Rate

PAC  Planned Amortization Class

TBA  To Be Announced

MXN-TIIE-Banxico Mexican Interbank Equilibrium Interest Rate on the reset date as published by Banco de Mexico.

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2006 (UNAUDITED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT      VALUE (A)
                                                       -----------   -----------
ASSET-BACKED SECURITIES - 65.25%
AUTOMOBILES - 0.57%
   New South Motor Vehicle Trust, Series 2002-A,
      Class A3, 3.03%, 11/15/2010                      $   113,822   $   112,337
                                                                     -----------
CREDIT CARDS - 28.18%
   American Express Credit Account Master Trust,
      Series 2004-1, Class B, 5.619%, 9/15/2011+           500,000       502,032
   Bank One Issuance Trust:
      Series 2002-C1, Class C1, 6.329%, 12/15/2009+        500,000       502,578
      Series 2003-C2, Class C2, 6.509%, 12/15/2010+        362,000       367,430
      Series 2004-C1, Class C1, 5.869%, 11/15/2011+        100,000       100,672
   Chase Credit Card Master Trust:
      Series 2004-1, Class C, 5.839%, 5/15/2009+           350,000       350,438
      Series 2003-6, Class C, 6.169%, 2/15/2011+           125,000       126,543
   Citibank Credit Card Issuance Trust:
      Series 2001-B2, Class B2, 5.77%, 12/10/2008+         500,000       500,547
      Series 2002-C3, Class C3, 6.469%, 12/15/2009+        480,000       485,775
   Discover Card Master Trust I, Series 2002-2,
      Class B, 5.45%, 10/15/2009                           500,000       499,688
   GE Capital Credit Card Master Note Trust:
      Series 2004-1, Class C, 5.919%, 6/15/2010+           400,000       401,125
      Series 2004-2, Class B, 5.629%, 9/15/2010+           850,000       851,726
   Household Affinity Credit Card Master Note
      Trust I, Series 2003-3, Class C,
      6.349%, 8/15/2008+                                   100,000       100,031
   MBNA Credit Card Master Note Trust,
      Series 2003-C1, Class C1, 7.069%, 6/15/2012+         715,000       751,208
                                                                     -----------
                                                                       5,539,793
                                                                     -----------
HOME EQUITY - 31.56%
   Asset Backed Funding Certificates:
      Series 2001-AQ1, Class A6, 6.249%, 11/20/2030        383,128       382,410
      Series 2005-HE1, Class A3B, 5.555%, 2/25/2035+       313,916       314,259
   Cityscape Home Equity Loan Trust, Series 1996-3,
      Class A8, 7.65%, 9/25/2025                            86,423        86,088
   Conseco Finance, Series 2000-C, Class A,
      5.739%, 12/15/2029+                                  645,055       644,942
   Contimortgage Home Equity Trust 1998-3:
      Series 1997-2, Class A9, 7.09%, 4/15/2028            146,071       146,003
      Series 1998-1, Class A9, 5.549%, 4/15/2029+          256,178       256,218
   GE Capital Mortgage Services, Inc.:
      Series 1998-HE1, Class A7, 6.465%, 6/25/2028         131,258       130,749
      Series 1999-HE1, Class A6, 6.70%, 4/25/2029          121,325       121,151
   Home Equity Asset Trust, Series 2006-3,
      Class 2A1, 5.455%, 7/25/2036+                        166,478       166,504
   Home Loan Trust, Series 2000-1, Class A2,
      5.669%, 4/15/2031+                                   643,353       643,755
   IMC Home Equity Loan Trust, Series 1998-1,
      Class A6, 7.02%, 6/20/2029                            17,175        17,143
   JP Morgan Mortgage Trust, Series 2005-A8,
      Class 2A1, 4.959%, 11/25/2035+                       305,790       302,428
   Long Beach Mortgage Loan Trust, Series 2005-WL2,
      Class 3A2, 5.495%, 8/25/2035+                        111,688       111,706
   Mellon Residential Fdg Corp., 2001-HEIL,
      Class A4, 7.115%, 2/25/2021+                         231,468       230,962

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2006 (UNAUDITED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT      VALUE (A)
                                                       -----------   -----------
HOME EQUITY - CONTINUED
   Option One Mortgage Loan Trust:
      Series 2002-3, Class A1, 5.885%, 8/25/2032+      $   477,560   $   477,709
      Series 2003-1, Class A2, 5.805%, 2/25/2033+           57,618        57,771
   Popular ABS Mortgage Pass-Through Trust,
      Series 2004-4, Class AF1, 5.635%, 9/25/2034+         172,386       172,521
   Residential Asset Securities Corp.:
      Series 2004-KS8, Class AI2, 3.34%, 10/25/2024         80,045        79,632
      Series 2000-KS5, Class AII, 5.865%,
         12/25/2031+                                       724,457       724,570
      Series 2001-KS1, Class AI6, 6.349%, 3/25/2032        858,594       857,252
   Residential Funding Mortgage Securities II, Inc.,
      Series 2001-HS2, Class A5, 6.92%, 4/25/2031          281,974       281,401
                                                                     -----------
                                                                       6,205,174
                                                                     -----------
RESIDENTIAL MORTGAGES - 4.94%
   Amortizing Residential Collateral Trust:
      Series 2001-BC5, Class A2, 5.625%, 8/25/2031+         83,516        83,555
      Series 2001-BC6, Class A, 5.735%, 10/25/2031+         99,616        99,678
      Series 2002-BC2, Class A, 5.695%, 5/25/2032+         178,137       178,443
   Countrywide Asset-Backed Certificates,
      Series 2001-BC3, Class A, 5.865%, 12/25/2031+        208,670       208,702
   Equity One ABS, Inc., Series 2000-1,
      Class A5, 8.015%, 2/25/2032                           74,732        74,639
   First Franklin Mortgage Loan Trust,
      Series 2005-FF1, Class A2A, 5.505%,
         12/25/2034+                                         3,206         3,207
   Residential Asset Mortgage Products, Inc.,
      Series 2000-RS4, Class AII, 5.945%,
         12/25/2032+                                       161,281       161,356
   Saxon Asset Securities Trust, Series 2004-2,
      Class AF2, 4.15%, 8/25/2035                          163,391       161,612
                                                                     -----------
                                                                         971,192
                                                                     -----------
      TOTAL ASSET-BACKED SECURITIES -
         (COST $12,841,059)                                           12,828,496
                                                                     -----------
CORPORATE BONDS & NOTES - 12.95%
CABLE TV - 1.04%
   CSC Holdings, Inc., 7.875%, 12/15/2007                  200,000       203,750
                                                                     -----------
CHEMICALS - 1.17%
   Lyondell Chemical Co., Series A, 9.625%, 5/1/2007       225,000       230,625
                                                                     -----------
COMMERCIAL SERVICES - 0.96%
   Brickman Group Ltd (The), Series B, 11.75%,
      12/15/2009                                           175,000       189,000
                                                                     -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 1.07%
   Chemed Corp., 8.75%, 2/24/2011                          200,000       209,750
                                                                     -----------
ENTERTAINMENT/LEISURE - 1.31%
   MGM Mirage, Inc., 9.75%, 6/1/2007                       250,000       257,813
                                                                     -----------

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2006 (UNAUDITED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT      VALUE (A)
                                                       -----------   -----------
HOME EQUITY - 5.11%
   Residential Capital Corp., NT, 6.875%, 6/29/2007+   $ 1,000,000   $ 1,004,975
                                                                     -----------
MACHINERY - 1.34%
   Case New Holland, Inc., 9.25%, 8/1/2011                 250,000       264,688
                                                                     -----------
OIL & GAS - 0.95%
   Premcor Refining Group, Inc., 9.25%, 2/1/2010           175,000       186,031
                                                                     -----------
      TOTAL CORPORATE BONDS & NOTES -
         (COST $2,553,545)                                             2,546,632
                                                                     -----------
MORTGAGE-BACKED SECURITIES - 12.19%
   Banc of America Funding Corp., Series 2003-1,
      Class A1, 6.00%, 5/20/2033                           320,018       315,278
   Chase Mortgage Finance Corp., Series 2005-A2,
      Class 3A3, 5.471%, 1/25/2036                         926,985       922,341
   Residential Accredited Loans, Inc.,
      Series 2004-QS5, Class A5, 4.75%, 4/25/2034          307,846       300,182
   Structured Asset Securities Corp., Series 1998-2,
      Class A, 5.905%, 2/25/2028+                          452,414       454,073
   Structured Asset Securities Corp.,
      Series 2003-21, Class 2A1, 4.00%, 8/25/2033          414,989       405,596
                                                                     -----------
      TOTAL MORTGAGE-BACKED SECURITIES -
         (COST $2,413,859)                                             2,397,470
                                                                     -----------
FOREIGN BONDS & NOTES++ - 4.63%
ARGENTINA - 0.70%
      GOVERNMENT - 0.70%
   Argentina Bocon, 2.00%, 1/3/2010+                       217,148       137,317
                                                                     -----------
BERMUDA - 0.60%
      TELECOMMUNICATIONS - 0.60%
   Intelsat Ltd., Senior Note, 5.25%, 11/1/2008 (b)        125,000       117,813
                                                                     -----------
ICELAND - 3.33%
      SOVEREIGN AGENCY - 3.33%
   Housing Finance Fund, Series 2, 3.75%, 4/15/2034     50,480,308       655,551
                                                                     -----------
      TOTAL FOREIGN BONDS & NOTES - (COST $1,020,596)                    911,018
                                                                     -----------
SHORT-TERM INVESTMENTS - 3.78%
   State Street Euro Dollar Time Deposit, 4.60%,
      08/01/2006                                           742,500       742,500
                                                                     -----------
TOTAL INVESTMENTS - 98.80% - (COST $19,571,559) (C)**                 19,425,779
                                                                     -----------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 1.20%                      235,680
                                                                     -----------
NET ASSETS - 100.00%                                                 $19,661,459
                                                                     ===========

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2006 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF JULY 31, 2006:

                                                                     UNREALIZED
           DESCRIPTION                                  NOTIONAL    APPRECIATION
           -----------                                 ----------   ------------
Receive fixed rate equal to 8.11%
   and pay floating rate based on
   28 day MXN-TIIE-BANXICO.
   Broker: Lehman Brothers
   Exp. 8/24/2007.                                     43,200,000        $12,802
                                                       ----------        -------

OPEN FUTURES CONTRACTS AS OF JULY 31, 2006:

NUMBER OF                                                NOTIONAL    UNREALIZED
CONTRACTS           DESCRIPTION                           (000'S)   APPRECIATION
---------           -----------                          --------   ------------
   65       U S Treasury Note 2-Year Futures,
               September 06                                  $130        $15,096
                                                             ----        -------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JULY 31, 2006:

 FOREIGN                  CONTRACT      CURRENT
 CURRENCY     FOREIGN       VALUE        VALUE     EXPIRATION    UNREALIZED
PURCHASED     AMOUNT         USD          USD          DATE     APPRECIATION
---------   ----------   ----------   ----------   ----------   ------------
   BRL       1,837,636   $  817,454   $  844,623     Aug-2006        $27,170
   BRL       1,837,636   $  827,876   $  836,995    Sept-2006        $ 9,119
   JPY      93,000,000   $  800,751   $  816,432     Aug-2006        $15,681
   SEK       6,000,000   $  821,333   $  833,348     Aug-2006        $12,015
                         ----------   ----------                     -------
                         $3,267,414   $3,331,398                     $63,985
                         ==========   ==========                     =======

 FOREIGN                 CONTRACT      CURRENT
CURRENCY     FOREIGN       VALUE        VALUE     EXPIRATION    UNREALIZED
  SOLD       AMOUNT         USD          USD         DATE      DEPRECIATION
--------   ----------   ----------   ----------   ----------   ------------
BRL         1,837,636   $  834,530   $  844,623     Aug-2006       ($10,093)
ISK        47,000,000   $  632,060   $  641,719     Aug-2006        ($9,659)
                        ----------   ----------                    --------
                        $1,466,590   $1,486,342                    ($19,752)
                        ==========   ==========                    ========

FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics,

                                                         DRAKE LOW DURATION FUND

                                                           7/31/2006 (UNAUDITED)

     and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Total Return Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of July 31, 2006, the Fund held no fair valued securities.

(b)  Denominated in U.S. Dollar.

(c) At July 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $19,571,559. Net unrealized depreciation of investments was approximately $145,442, of which $33,754 is related to appreciated securities and $179,196 is related to depreciated securities.

+ Variable rate security. Interest rate shown reflects the rate in effect at 7/31/2006.

++ Unless otherwise indicated, all securities are denominated in currency of issuer's country of origin.

**   All or a portion of this portfolio is segregated for futures and swaps.

MXN-TIIE-Banxico Mexican Interbank Equilibrium Interest Rate on the reset date as published by Banco de Mexico.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Drake Funds Trust


By: /s/ Steven J. Luttrell
    ---------------------------------
    Steven J. Luttrell
    President and Principal Executive
    Officer

Date: September 26, 2006



By: /s/ Stacey L. Feller
    ---------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial
    Officer

Date: September 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven J. Luttrell
    ---------------------------------
    Steven J. Luttrell
    President and Principal Executive
    Officer

Date: September 26, 2006



By: /s/ Stacey L. Feller
    ---------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial
    Officer

Date: September 26, 2006